Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017
---------------------------------------------
OFFICERS AND DIRECTORS

James McCaughan                 Suzanne E. Moran
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
William W. Priest, Jr.          Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
Prof. Enrique R. Arzac          Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER,
Lawrence J. Fox                 VICE PRESIDENT AND SECRETARY
DIRECTOR                        Maxine C. Evertz
James S. Pasman, Jr.            ASSISTANT SECRETARY
DIRECTOR                        Robert M. Rizza
Richard J. Lindquist            VICE PRESIDENT AND TREASURER
PRESIDENT AND CHIEF INVESTMENT  John L. Hogan
OFFICER                         ASSISTANT TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, Rhode Island 02940-3010
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

---------------------------------------------------------------------------

                                 ANNUAL REPORT
                               December 31, 2000

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
FOURTH QUARTER REPORT - 12/31/00

----------
Dear Shareholders:                                              January 22, 2001

We are writing to report on the activities of Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended December 31, 2000 and to discuss our investment strategy.

    On December 31, 2000, the Fund's net asset value ("NAV") was $5.70, compared to an NAV of $6.35 at September 30, 2000. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was -7.5%. For 2000 as a whole, the Fund returned -12.4%.

    At December 31, 2000, $153.2 million was invested in high yield debt securities; $27.6 million in investment-grade debt securities; $8.5 million in equity securities; and the balance of $2.7 million in cash equivalents. The investment-grade component consisted of short- and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (67.8%) was invested in issues rated B through BBB.

THE MARKET: WEAK

    The high yield market weakened during the fourth quarter, as the factors that had dragged prices down throughout 2000 persisted until year-end. As measured by the Salomon Smith Barney High-Yield Market Index, the broad high yield market fell 5.0%.

    MACROECONOMIC SLOWDOWN. As the quarter progressed, data reported by the U.S. government increasingly indicated that the economy was slowing down at a faster pace than previously expected. The key issue for market participants was whether the economy was decelerating not at a desirably gradual pace known as a "soft landing," but much more quickly toward an abrupt "hard landing." By December, it was clear that the landing would not be soft. The debate then shifted to whether it would be hard (I.E., with GDP growing at an annualized rate somewhere between -1.0% and +1.0%) or "rough" (I.E., annualized GDP growth of 2.0-2.5%).

    Slowing macroeconomic growth has distinctly unfavorable implications for lower-quality borrowers in terms of higher interest rates, reduced access to credit and falling profitability, so prices and sentiment in the high yield market deteriorated accordingly. Even improving perceptions about the potential for lower interest rates, which boosted prices of investment-grade fixed income, did not help high yield much.

    SELL-OFF IN STOCKS. Directional movement in high yield tends to correlate fairly closely with that of the equity market. U.S. equities fell hard in the quarter, with NASDAQ alone plunging 32.7% and selling activity especially harsh in the popular technology and telecommunications industries. With telecom the single-biggest industry sector represented in the high yield market, it was not surprising for high yield to fare poorly as well. Telecom-based issuers of debt additionally suffered because they could no longer use lofty stock prices to attract acquisitions and pay for them, which meant that the aggressive growth strategies many had employed to generate the cash flow needed to service their debt costs, were no longer viable.

    FALLING DEMAND. As measured by two key indicators, demand for high yield continued to fall. The first was on the institutional level, where new issuance slowed to a trickle. Total new issuance in the fourth quarter was $3.6 billion, compared to $18.5 billion in the fourth quarter of 1999. For 2000 as a whole, high yield new issuance was $47.3 billion, down a staggering 52.6%. The second was on the retail level, as individual investors continued to withdraw assets from high yield mutual funds. Such withdrawals totaled $2.1 billion for the quarter and $6.4 billion for the year, vs. outflows of $933 million and inflows of $3.9 billion for the corresponding periods in 1999. [Note: all data from Chase Securities Inc.]

    RISING ENERGY PRICES. Even as oil prices fell as sharply as they had spiked upward earlier in the year, natural gas prices nearly doubled. This triggered fears that inflation would rise enough to further slow down the economy.

    MORE DEFAULTS. The net result of the preceding factors was an increase in the number and rate of defaulted high yield issuers. According to Chase Securities, 26 issuers representing $7.3 billion in face value defaulted in the quarter and 106 issuers representing $26.1 billion in face value defaulted in the year. Both sets of figures were substantively higher than in 1999. The total default rate rose to 4.3% at year-end 2000, up from 4.0% at year-end 1999.

PERFORMANCE: HURT BY SECTOR ALLOCATION

    The Fund underperformed the broad high yield market in the quarter primarily as a result of unsuccessful sector allocation.

    As in earlier periods of the year, this was most pronounced in telecom, which accounted for some 21% of the portfolio--I.E., its largest industry exposure--at December 31. We continued to favor telecom due to its bright long-term prospects but, as we described earlier, high yield telecom debt suffered greatly in the quarter. Other sector allocations that hurt performance included our underweight positions in utilities, home builders, lodging and health care, all of which outperformed the high yield market as a whole.

    On the positive side, we maintained overweight exposure to the cable/media and gaming sectors, both of which outperformed the market.

OUTLOOK: CAUTIOUS BUT BECOMING MORE OPTIMISTIC

    As we write in mid-January, we see reasons to be somewhat more optimistic about the high yield market going forward:

    - The Federal Reserve has started the year with a bang by cutting short-term interest rates more quickly and by a larger increment than investors had expected. Along with remarks from Fed Chairman Greenspan in December, this clearly signals the Fed's intention to ease aggressively to stimulate the economy's pace of growth. We would not be surprised to see further cuts as the year goes on, which would undoubtedly be supportive for high yield issuers.

    - New issuance is showing encouraging signs of life.

    - Individual investors are beginning to put cash back into high yield mutual funds.

    - Valuations, in our view, are not simply extraordinarily low, but more than reflect a worst-case scenario for the market. We thus believe that valuations probably bottomed in the fourth quarter and are much more likely to go higher than lower.

    The real catalyst for better returns in high yield should be for sentiment and activity in the equity market to meaningfully improve.

    That said, there also are strong factors that support a more cautious stance. These include our anticipation both that the current climate of risk aversion will persist and the high yield default rate will remain fairly high; the still-reasonable possibility that the economy might experience a hard landing; and the potentially negative impact of higher energy prices across a broad range of industries, which could hurt corporate profits and creditworthiness.

    For the time being, we have not yet reconfigured the portfolio in line with our budding optimism. We are thus keeping the Fund's average credit quality a bit higher than previously. Relative to the overall high yield market, our biggest industry overweights remain in cable/media, gaming and energy, and we are maintaining exposure to telecom at a benchmark-neutral level. In addition, we have raised exposure to utilities due to their improving outlook and generally high credit quality.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD**

    *Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    **William W. Priest, Jr., who is a Managing Director and Chairman-Americas of Credit Suisse Asset Management, LLC ("CSAM"), joined CSAM in 1972.
Mr. Priest is Director and Chairman of other investment companies advised by CSAM.

    Note: Effective February 5, 2001, James McCaughan became Chairman of the Board.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 12/31/00)
---------------------------------------------------------------------

                   1.   Univision Network Holding L.P Sub.
                          Notes 7.00%, 12/17/02............       1.0%
                   2.   Meditrust Conv. Debentures
                          7.50%, 3/1/01....................       1.0%
                   3.   Coinstar, Inc., Sr. Discount Notes
                          13.00%, 10/1/06..................       0.9%
                   4.   Telewest Communications plc, Yankee
                          Sr. Sub. Discount Debentures
                          0.00%, 10/1/07...................       0.8%
                   5.   Sprint Spectrum L.P./Sprint
                          Spectrum
                          Finance Corp. Sr. Notes 11.00%,
                          8/15/06..........................       0.8%
                   6.   Ainsworth Lumber Co., Ltd. Yankee
                          Sr. Secured Notes 12.50%,
                          7/15/07..........................       0.8%
                   7.   Motors & Gears, Inc., Series D, Sr.
                          Notes 10.75%, 11/15/06...........       0.7%
                   8.   Key Energy Services, Inc., Sr. Sub.
                          Notes 14.00%, 1/15/09............       0.7%
                   9.   Station Casinos Sr. Sub. Notes
                          9.75%, 4/15/07...................       0.7%
                  10.   Mrs. Fields Original Cookies, Inc.
                          Gtd. Sr. Notes 10.125%,
                          12/1/04..........................       0.7%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 12/31/00)
------------------------------------------------------

AAA/Aaa..................................          2.9%
AA/Aa....................................          1.1
A/A......................................          2.6
BBB/Baa..................................          7.8
BB/Ba....................................          8.0
B/B......................................         52.0
CCC/Caa..................................         12.3
CC/Ca....................................          0.7
NR.......................................          6.7
                                              --------
  Subtotal...............................         94.1
Equities and Other.......................          5.9
                                              --------
  Total..................................        100.0%
                                              ========

PORTFOLIO OF INVESTMENTS

---------

DECEMBER 31, 2000

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
DOMESTIC SECURITIES (94.5%)
-----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (87.3%)
-----------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.8%)
        (1)  Decrane Aircraft
              Holdings
              Series B,
              Gtd.
              12.00%, 9/30/08             Caa1      $      800   $    732,000
             Lockheed Martin Corp.
              Notes
              7.95%, 12/1/05              Baa3             195        207,908
             Raytheon Co.
              Notes
              6.45%, 8/15/02              Baa2             400        398,580
             United Technologies
              Corp.
              Notes
              6.625%, 11/15/04              A2             260        265,216
                                                                 ------------
             GROUP TOTAL                                            1,603,704
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
AUTOMOTIVE (2.5%)
             Aetna Industries, Inc.
              Sr. Notes
              11.875%, 10/1/06              B3             600        303,750
        (2)  Cambridge
              Industries, Inc.
              Series B,
              Gtd. Sr. Sub. Notes
              10.25%, 7/15/07              N/R             500        127,500
             Collins & Aikman
              Products Corp.
              Sr. Sub. Notes
              11.50%, 4/15/06               B2             700        686,000
             Daimler Chrysler NA
              Holdings, Corp.:
              Gtd.
              7.40%, 1/20/05                A2             125        125,643
              8.00%, 6/15/10                A2             100        101,046
             Delco Remy
              International, Inc.
              Gtd. Sr. Sub. Notes
              10.625%, 8/1/06               B2             500        422,500
             Diamond Triumph Auto
              Gtd.
              9.25%, 4/1/08                 B3             500        367,500
             Hayes Lemmerz
              International, Inc.:
              Series B,
              Gtd. Sr. Sub. Notes
              9.125%, 7/15/07               B2             500        332,500
              8.25%, 12/15/08               B2             750        487,500
             Motor Coach Industries
              International, Inc.
              Gtd.
              11.25%, 5/1/09                B2           1,000        275,000
             Oxford
              Automotive, Inc.
              Gtd. Sr. Sub. Notes
              10.125%, 6/15/07            Caa1           1,375        941,875

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             PEP Boys-Manny Moe &
              Jack
              Notes
              7.00%, 6/1/05                Ba3      $      500   $    313,795
        (2)  Safety Components
              International, Inc.
              Series B, Gtd. Sr.
              Sub. Notes
              10.125%, 7/15/07              B3             500        107,500
             Stanadyne Automotive
              Series B,
              Gtd. Sr. Sub. Notes
              10.25%, 12/15/07            Caa1             400        299,000
             Visteon Corp.
              Sr. Notes
              8.25%, 8/1/10               Baa2              50         49,380
                                                                 ------------
             GROUP TOTAL                                            4,940,489
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BROADCASTING (4.1%)
(2) (3) (6)  Australis Holdings
              Pty. Ltd.
              Yankee Sr. Secured
              Discount Notes
              0.00%, 11/1/02               N/R           3,950            395
   (2) (6)   Australis Media Ltd.
              Yankee Units
              15.75%, 5/15/03              N/R           2,412         12,060
             Cumulus Media, Inc.
              Sr. Sub. Notes
              10.375%, 7/1/08               B3             800        646,000
             EchoStar DBS Corp.
              Sr. Notes
              9.375%, 2/1/09                B1             750        731,250
             Granite Broadcasting
              Corp.:
              Series A,
              Sr. Sub. Notes
              9.375%, 12/1/05             Caa1             300        184,500
              8.875%, 5/15/08             Caa1             900        553,500
             Pegasus Media &
              Communications, Inc.
              Series B, Notes
              12.50%, 7/1/05                B3             250        252,500
             Salem Communications
              Corp.
              Series B, Gtd.
              9.50%, 10/1/07                B3             600        570,750
             Sinclair Broadcast
              Group, Inc.:
              Sr. Sub. Notes
              10.00%, 9/30/05               B2             900        877,500
              8.75%, 12/15/07               B2             350        315,000
             Time Warner Telecom,
              LLC
              Sr. Notes
              9.75%, 7/15/08                B2             500        462,500
             Turner Broadcasting
              Systems, Inc.
              Sr. Notes
              7.40%, 2/1/04               Baa1              65         66,676

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
        (3)  United International
              Holdings, Inc.
              Series B,
              Sr. Discount Notes
              0.00%, 2/15/08                B3      $    1,450   $    601,750
             Univision Network
              Holding L.P.
              Sub. Notes
              7.00%, 12/17/02              N/R           1,500      2,025,000
             Young
              Broadcasting, Inc.
              Series B, Gtd.
              Sr. Sub. Notes
              8.75%, 6/15/07                B2             865        788,231
                                                                 ------------
             GROUP TOTAL                                            8,087,612
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (1.2%)
             General Binding Corp.
              Gtd. Sr. Sub. Notes
              9.375%, 6/1/08              Caa1             250        183,750
             Iron Mountain, Inc.
              Gtd.
              8.75%, 9/30/09                B2             450        444,375
             La Petite
              Academy, Inc.
              Gtd.
              10.00%, 5/15/08               B3           1,000        535,000
             Maxxam Group
              Holdings, Inc.
              Series B, Sr. Notes
              12.00%, 8/1/03              Caa1             500        397,500
             Pentacon, Inc.
              Series B, Gtd.
              12.25%, 4/1/09                B3             700        381,500
             Werner Holdings
              Series A, Gtd.
              10.00%, 11/15/07              B2             450        416,250
                                                                 ------------
             GROUP TOTAL                                            2,358,375
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CABLE (10.8%)
             Adelphia Communications
              Corp.
              Series B, Sr. Notes
              8.375%, 2/1/08                B2             800        692,000
             CSC Holdings, Inc.:
              Sr. Sub. Notes
              9.875%, 5/15/06              Ba3             400        410,000
              Series B,
              Sr. Sub. Debentures
              8.125%, 8/15/09              Ba1             350        357,201
              9.875%, 2/15/13              Ba3             850        875,500
             Century Communications
              Corp.:
        (3)   Series B, Sr. Notes
              0.00%, 1/15/08                B2             650        253,500
              Sr. Notes
              9.75%, 2/15/02                B2             500        491,250
              8.75%, 10/1/07                B2             400        344,500

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Charter Communications
              Holdings:
              Sr. Notes
              8.625%, 4/1/09                B2      $      500   $    456,250
        (1)   10.25%, 1/15/10               B2             750        735,000
        (3)   Sr. Discount Notes
              0.00%, 4/1/11                 B2           1,000        582,500
             Classic Cable, Inc.
              Series B, Gtd.
              9.375%, 8/1/09              Caa1             400        182,000
             Coaxial
              Communications, Inc.
              Gtd. Sr. Notes
              10.00%, 8/15/06               B3           1,000        956,250
        (3)  DIVA Systems Corp.
              Series B,
              Sr. Discount Notes
              0.00%, 3/1/08                N/R           3,075      1,276,125
        (3)  Diamond Cable
              Communications plc
              Yankee Discount Notes
              0.00%, 12/15/05             Caa1           1,500      1,350,000
             James Cable Partners
              L.P.
              Series B, Sr. Notes
              10.75%, 8/15/04              Caa           1,550        984,250
             Jones Intercable, Inc.
              Sr. Notes
              7.625%, 4/15/08             Baa2           1,150      1,185,423
             Lenfest
              Communications, Inc.:
              Sr. Sub. Notes
              8.375%, 11/1/05             Baa2             500        535,421
              10.50%, 6/15/06             Baa3             900      1,042,043
              8.25%, 2/15/08              Baa3             200        207,544
             Mediacom LLC/Capital
              Corp.
              Sr. Notes
              7.875%, 2/15/11               B2             600        508,500
             NTL Communications
              Corp.:
              Series B, Sr. Notes
        (3)   0.00%, 10/1/08                B2           1,500        817,500
              11.50%, 10/1/08               B2             600        532,500
             NTL, Inc.:
              Sr. Notes
        (3)   Series A,
              0.00%, 4/15/05                B2           1,000        945,000
              Series B,
        (3)   0.00%, 2/1/06                 B2           1,050        918,750
              10.00%, 2/15/07               B2             500        433,750
             Northland Cable
              Television
              Gtd.
              10.25%, 11/15/07              B3             500        337,500
             Olympus Communications,
              L.P./
              Olympus Capital Corp.
              Series B,
              Sr. Notes
              10.625%, 11/15/06             B2           1,000        925,000

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
        (3)  Renaissance Media Group
              Sr. Discount Notes
              0.00%, 4/15/08                B3      $    1,000   $    688,750
             Rogers Cablesystems,
              Ltd.
              Yankee Gtd.
              10.00%, 12/1/07             Baa3             450        474,750
             Rogers
              Communications, Inc.
              Sr. Notes
              8.875%, 7/15/07              Ba2             200        199,000
        (3)  Telewest Communications
              plc
              Yankee Sr. Sub.
              Discount Debentures
              0.00%, 10/1/07                B1           1,850      1,655,750
                                                                 ------------
             GROUP TOTAL                                           21,353,507
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CHEMICALS (1.7%)
             Applied Extrusion
              Technologies
              Series B, Sr. Notes
              11.50%, 4/1/02                B2           1,500        885,000
        (1)  Huntsman Corp.
              Sr. Sub. Notes
              9.50%, 7/1/07                 B2             800        484,000
             Huntsman Polymers Corp.
              Sr. Notes
              11.75%, 12/1/04               B1             900        697,500
        (2)  Laroche
              Industries, Inc.
              Series B, Sr. Sub.
              Notes
              9.50%, 9/15/07                Ca             400         22,000
             Lyondell Chemical Co.
              Series B, Secured
              Notes
              9.875%, 5/1/07               Ba3             500        486,250
             NL Industries, Inc.
              Sr. Secured Notes
              11.75%, 10/15/03              B1             198        200,970
        (3)  Sterling Chemical
              Holdings,
              Inc.
              Sr. Secured
              Discount Notes
              0.00%, 8/15/08              Caa1           1,000        110,000
             Sterling
              Chemicals, Inc.
              Sr. Sub. Notes
              11.75%, 8/15/06               B3             434        210,490
             Texas Petrochemical
              Corp.
              Series B, Sr. Sub.
              Notes
              11.125%, 7/1/06             Caa1             350        266,000
                                                                 ------------
             GROUP TOTAL                                            3,362,210
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.7%)
             AFC Enterprises
              Sr. Sub. Notes
              10.25%, 5/15/07               B2             500        472,500

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
        (2)  American Architectural
              Products Corp.
              Gtd. Sr. Notes
              11.75%, 12/1/07               Ca      $    1,150   $    304,750
             Brand Scaffold
              Services,
              Inc.
              Sr. Notes
              10.25%, 2/15/08               B3             250        225,938
             Collins & Aikman Floor
              Coverings, Inc.
              Series B, Sr. Sub.
              Notes
              10.00%, 1/15/07               B2           1,000        785,000
             D.R. Horton, Inc.
              Sr. Sub. Notes
              9.75%, 9/15/10               Ba3             150        141,750
             Dayton Superior Corp.
              Gtd.
              13.00%, 6/15/09               B3           1,000        905,000
             International Utility
              Structures, Inc.
              Yankee Sr. Sub. Notes
              10.75%, 2/1/08              Caa1             500        342,500
             MMI Products, Inc.
              Series B, Sr. Sub.
              Notes
              11.25%, 4/15/07               B2             250        245,000
                                                                 ------------
             GROUP TOTAL                                            3,422,438
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.8%)
             Coinstar, Inc.
              Sr. Discount Notes
              13.00%, 10/1/06              N/R           1,700      1,751,000
             Doskocil Manufacturing
              Co., Inc.
              Gtd. Sr. Sub. Notes
              10.125%, 9/15/07              B3             500        127,500
             Drypers Corp.
              Series B, Sr. Notes
              10.25%, 6/15/07               Ca             250         21,875
             Fort James Corp.
              Sr. Notes
              6.234%, 3/15/01             Baa3              45         44,814
             Holmes Products Corp.
              Gtd. Sr. Sub. Notes
              9.875%, 11/15/07              B3             800        356,000
        (2)  Indesco
              International, Inc.
              Gtd. Sr. Sub. Notes
              9.75%, 4/15/08                B3             600        117,000
             Jordan
              Industries, Inc.
              Series B, Sr. Notes
              10.375%, 8/1/07               B3           1,150        971,750
        (1)  Jostens, Inc.
              Sr. Sub. Notes
              12.75%, 5/1/10                B3             650        588,250
        (3)  Knology Holdings, Inc.
              Sr. Discount Notes
              0.00%, 10/15/07              N/R           1,000        195,000
             Packaged Ice, Inc.
              Gtd. Sr. Notes
              9.75%, 2/1/05                 B3             100         79,500
             Playtex Products, Inc.
              Series B, Gtd. Sr.
              Notes
              8.875%, 7/15/04               B1             225        214,875

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
        (1)  Scotts Co.
              Sr. Sub. Notes
              8.625%, 1/15/09               B2      $      500   $    487,500
             Sealy Mattress Co.
              Gtd. Sr. Sub. Notes
              9.875%, 12/15/07              B3             200        194,000
             United Rentals, Inc.
              Sr. Sub. Notes
              9.25%, 1/15/09                B1             500        382,500
                                                                 ------------
             GROUP TOTAL                                            5,531,564
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ELECTRONICS (0.9%)
             Condor Systems, Inc.
              Series B, Gtd.
              11.875%, 5/1/09               B3             500        331,250
             Details, Inc.
              Series B,
              Sr. Sub. Notes
              10.00%, 11/15/05              B3             500        462,500
             Unisys Corp.:
              Sr. Notes
              11.75%, 10/15/04             Ba1             225        238,500
              7.875%, 4/1/08               Ba1             250        233,125
             Viasystems, Inc.:
              Sr. Sub. Notes
              9.75%, 6/1/07                 B3             400        319,000
              Series B,
              9.75%, 6/1/07                 B3             150        119,625
                                                                 ------------
             GROUP TOTAL                                            1,704,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ENERGY (8.0%)
             Abraxas Petroleum Corp.
              Series A, Gtd.
              11.50%, 11/1/04             Caa3           1,254      1,122,330
             Bellwether Exploration
              Co.
              Gtd. Sr. Sub. Notes
              10.875%, 4/1/07               B3           1,250      1,193,750
             CMS Energy Corp.
              Sr. Notes
              7.50%, 1/15/09               Ba3             250        229,632
             Calpine Corp.
              Sr. Notes
              7.75%, 4/15/09               Ba1             550        513,220
             Canadian Forest Oil,
              Ltd.
              Gtd. Sr. Sub. Notes
              8.75%, 9/15/07                B2             500        493,750
             Clark R & M, Inc.
              Sr. Notes
              8.625%, 8/15/08              Ba3             350        264,250
             Cliffs Drilling Co.
              Series D,
              Gtd. Sr. Notes
              10.25%, 5/15/03              Ba3           1,100      1,120,625
             Cogentrix Energy, Inc.
              Gtd. Unsecured Notes
              8.75%, 10/15/08             Baa3           1,000      1,021,839
             Conoco, Inc.
              Sr. Notes
              5.90%, 4/15/04                A3             220        217,976

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Continental Resources,
              Inc.
              Gtd. Sr. Notes
              10.25%, 8/1/08              Caa1      $      250   $    218,125
             Contour Energy Co.
              Gtd.
              14.00%, 4/15/03               B3             901        941,545
             Dominion
              Resources, Inc.
              Sr. Notes
              8.125%, 6/15/10             Baa1             185        200,160
             Duke Energy Field
              Services:
              Notes
              7.50%, 8/16/05              Baa2             115        119,799
              7.875%, 8/16/10             Baa2              90         96,094
             El Paso Energy Corp.
              Sr. Notes
              6.75%, 5/15/09              Baa2             255        251,784
             FPL Group
              Capital, Inc.
              Gtd.
              6.875%, 6/1/04                A2             380        385,521
             Frontier Oil Corp.
              Sr. Notes
              11.75%, 11/15/09              B2             800        797,000
             Giant Industries, Inc.
              Gtd. Sr. Sub. Notes
              9.00%, 9/1/07                 B2             500        457,500
             Gothic Production Corp.
              Series B, Gtd.
              Sr. Secured Notes
              11.125%, 5/1/05               B3             800        860,000
             H.S. Resources, Inc.:
              Sr. Sub. Notes
              9.875%, 12/1/03               B2             500        507,500
              Gtd. Sr. Sub. Notes
              9.25%, 11/15/06               B2             600        606,000
             Key Energy
              Services, Inc.
              Sr. Sub. Notes
              14.00%, 1/15/09               B3           1,250      1,425,000
             KeySpan Corp.
              Notes
              7.25%, 11/15/05               A3             185        192,502
             Keyspan Gas East
              Unsub. Notes
              7.875%, 2/1/10                A2             230        247,247
             Occidental Petroleum
              Corp.
              Sr. Notes
              7.375%, 11/15/08            Baa3             140        144,029
        (1)  Pacific Gas & Electric
              Co.
              Sr. Notes
              7.375%, 11/1/05               A2              55         45,952
             Parker Drilling Co.
              Series D, Gtd.
              9.75%, 11/15/06               B1             500        505,000
             Phillips Petroleum Co.:
              Notes
              8.50%, 5/25/05              Baa2              35         37,893
              8.75%, 5/25/10              Baa2              55         62,922

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             Plains Resources, Inc.
              Series B, Gtd.
              Sr. Sub. Notes
              10.25%, 3/15/06               B2      $      375   $    376,875
             Southwest
              Royalties, Inc.
              Series B,
              Gtd. Sr. Notes
              10.50%, 10/15/04             Caa             850        724,625
             Wiser Oil Co.
              Gtd. Sr. Sub. Notes
              9.50%, 5/15/07              Caa3             450        362,250
                                                                 ------------
             GROUP TOTAL                                           15,742,695
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.0%)
             American Skiing Co.
              Series B, Sr. Sub.
              Notes
              12.00%, 7/15/06             Caa3             425        342,125
             Bally Total Fitness
              Holdings, Corp.
              Series D, Sr. Sub.
              Notes
              9.875%, 10/15/07              B3             350        326,375
             Booth Creek Ski
              Holdings, Inc.
              Series B, Gtd.
              12.50%, 3/15/07             Caa1           1,000        735,000
             Cinemark U.S.A., Inc.
              Series D, Sr. Sub.
              Notes
              9.625%, 8/1/08               Caa             250        163,750
             KSL Recreation
              Group, Inc.
              Series B, Sr. Sub.
              Notes
              10.25%, 5/1/07                B2             430        423,550
             Loews Cineplex
              Sr. Sub. Notes
              8.875%, 8/1/08                B3             900        139,500
             Outboard Marine Corp.
              Series B, Gtd. Sr.
              Notes
              10.75%, 6/1/08                B3             500        102,500
             Production Resource
              Group,
              LLC/PRG Finance Group
              Gtd. Sr. Sub. Notes
              11.50%, 1/15/08              N/R             750        378,750
             Regal Cinemas, Inc.
              Sr. Sub. Notes
              9.50%, 6/1/08                 Ca           1,400         94,500
        (2)  Silver Cinemas, Inc.
              Sr. Sub. Notes
              10.50%, 4/15/05             Caa1           1,900        152,000
             Time Warner, Inc.:
              Debentures
              7.48%, 1/15/08              Baa1             210        215,460
              Notes
              8.11%, 8/15/06              Baa1              60         63,722

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
        (1)  Yanknets LLC/Yanknets
              CP
              Sr. Notes
              12.75%, 3/1/07                B1      $      800   $    776,000
                                                                 ------------
             GROUP TOTAL                                            3,913,232
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (3.3%)
             Allstate Corp.
              Sr. Notes
              7.875%, 5/1/05                A1             135        142,862
             Associates Corp.
              Sr. Notes
              6.25%, 11/1/08                A1             400        386,286
             Bank of America Corp.:
              Notes
              7.875%, 5/16/05              Aa2             100        105,644
              Sub. Notes
              7.80%, 2/15/10               Aa3             345        359,657
             Chase Manhattan Corp.
              Sub. Notes
              7.00%, 11/15/09               A1             260        259,245
             Citicorp
              Series F, Sub. Notes
              6.375%, 11/15/08              A1             140        136,216
             Citigroup, Inc.
              Sub. Notes
              7.25%, 10/1/10               Aa3             100        103,217
             Conseco Finance
              Trust III
              Bonds
              8.796%, 4/1/27               Caa              55         21,175
             Conseco, Inc.:
              Notes
              6.40%, 2/10/03                B1             155        118,575
              9.00%, 10/15/06               B1             100         70,000
             Duke Capital Corp.
              Sr. Notes
              7.25%, 10/1/04                A3             405        417,605
        (1)  ERAC USA Finance Co.
              Notes
              7.95%, 12/15/09             Baa1              50         49,631
             Enron Corp.
              Notes
              7.875%, 6/15/03             Baa1              60         62,002
             Finova Capital Corp.:
              Notes
              6.55%, 11/15/02             Baa1             155         94,990
              7.25%, 11/8/04              Baa1             135         81,143
             Ford Motor Credit Co.
              Notes
              7.875%, 6/15/10               A2             290        299,341
             GE Global Insurance
              Notes
              7.50%, 6/15/10               Aa1             355        378,485
             General Electric
              Capital
              Corp.
              Notes
              7.00%, 2/3/03                Aaa             375        382,901
             General Motors
              Acceptance Corp.
              Notes
              7.50%, 7/15/05                A2             375        384,315

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             Goldman Sachs
              Group, Inc.
              Sr. Unsub. Notes
              7.80%, 1/28/10                A1      $      175   $    184,333
        (1)  John Hancock
              Global Funding II
              Notes
              7.90%, 7/2/10                Aa2             240        259,728
             Lehman Brothers
              Holdings,
              Inc.:
              Notes
              6.625%, 4/1/04                A2              50         49,871
              8.25%, 6/15/07                A2              60         63,027
             Madison River Capital/
              Finance
              Sr. Notes
              13.25%, 3/1/10              Caa1           1,250        818,750
             Morgan Stanley Dean
              Witter & Co.
              Notes
              7.75%, 6/15/05               Aa3              95         99,919
        (1)  Potomac Capital
              Investment Corp.
              Notes
              7.55%, 11/19/01               A3             150        151,863
        (1)  US West Cap Funding,
              Inc.
              Gtd.
              6.875%, 8/15/01             Baa1             120        120,302
             Wells Fargo & Co.:
              Sr. Notes
              7.25%, 8/24/05               Aa2             180        187,498
              Subordinated
              7.55%, 6/21/10               Aa2             100        106,016
        (2)  Westfed Holdings
              Sr. Debentures
              15.50%, 9/15/99              N/R           1,750        595,000
                                                                 ------------
             GROUP TOTAL                                            6,489,597
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (2.0%)
             Archibald Candy Corp.
              Gtd. Sr. Secured Notes
              10.25%, 7/1/04                B3           1,000        495,000
             Aurora Foods, Inc.
              Series B, Sr. Sub.
              Notes
              9.875%, 2/15/07             Caa1             900        645,750
             B & G Foods,
              Inc.
              Gtd.
              9.625%, 8/1/07                B3             500        323,750
             Eagle Family Foods
              Series B, Gtd. Sr.
              Notes
              8.75%, 1/15/08                B3             450        227,250
             Fleming
              Companies, Inc.
              Sr. Sub. Notes
              10.50%, 12/1/04               B3             700        546,000
             Kroger Co.
              Sr. Notes
              7.625%, 9/15/06             Baa3             400        416,412

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Premier International
              Foods, plc
              Sr. Notes
              12.00%, 9/1/09                B3      $    1,000   $    825,000
             Stater Brothers
              Holdings, Inc.
              Sr. Notes
              10.75%, 8/15/06               B2             500        412,500
             Vlasic Foods
              International, Inc.
              Series B, Sr. Sub.
              Notes
              10.25%, 7/1/09                 C             500        112,500
                                                                 ------------
             GROUP TOTAL                                            4,004,162
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
HEALTH CARE (1.5%)
             American General Corp.
              Notes
              7.50%, 8/11/10                A2              65         68,275
             ICN Pharmaceutical
              Sr. Notes
              8.75%, 11/15/08              Ba3             500        502,500
             Icon Health &
              Fitness, Inc.
              Gtd.
              12.00%, 9/27/05              N/R             222        122,100
             Meditrust
              Conv. Debentures
              7.50%, 3/1/01                 B2           2,000      1,950,000
        (2)  Paracelsus Healthcare
              Sr. Sub. Notes
              10.00%, 8/15/06               B3             750        300,000
                                                                 ------------
             GROUP TOTAL                                            2,942,875
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
INDUSTRIAL GOODS & MATERIALS (1.9%)
             APCOA, Inc.
              Gtd. Sr. Notes
              9.25%, 3/15/08              Caa1             430        144,050
             Atlantis
              Plastics, Inc.
              Sr. Notes
              11.00%, 2/15/03              N/R             585        400,725
        (2)  CLARK Material
              Handling Co.
              Gtd. Sr. Notes
              10.75%, 11/15/06              B1             550         30,938
             Elgar Holdings Corp.
              Gtd.
              9.875%, 2/1/08                B2             200        130,000
             Haynes
              International, Inc.
              Sr. Notes
              11.625%, 9/1/04             Caa1             500        352,500
             Holley Performance
              Products
              Series B, Sr. Notes
              12.25%, 9/15/07               B3             500        267,500
             International Knife &
              Saw, Inc.
              Sr. Sub. Notes
              11.375%, 11/15/06             B3             750        373,125
             Motors & Gears, Inc.
              Series D, Sr. Notes
              10.75%, 11/15/06              B3           1,600      1,432,000

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             Neenah Corp.
              Series B, Sr. Sub.
              Notes
              11.125%, 5/1/07               B3      $      250   $    182,500
             Park-Ohio
              Industries, Inc.
              Sr. Sub. Notes
              9.25%, 12/1/07                B2             400        302,000
        (3)  Thermadyne
              Manufacturing, LLC/
              Thermadyne Capital
              Corp.
              Gtd. Sr. Sub. Notes
              0.00%, 6/1/08                 B3             975        190,500
             Thermadyne Holdings
              Corp.
              Sr. Discount Notes
              9.875%, 6/1/08              Caa1             300         14,625
                                                                 ------------
             GROUP TOTAL                                            3,820,463
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
METALS & MINING (1.8%)
             Alcoa, Inc.
              Notes
              7.375%, 8/1/10                A1             155        164,078
             Algoma Steel, Inc.
              Yankee First Mortgage
              Notes
              12.375%, 7/15/05              B2           1,000        357,500
             Bayou Steel Corp.
              First Mortgage Notes
              9.50%, 5/15/08                B2             500        178,750
             GS Technologies
              Operating Co.
              Sr. Notes
              12.00%, 9/1/04                Ca             525         18,375
             Kaiser Aluminum &
              Chemical Corp.
              Series D, Sr. Notes
              10.875%, 10/15/06             B2             675        529,875
        (2)  Lodestar
              Holdings, Inc.
              Sr. Notes
              11.50%, 5/15/05             Caa2             800         74,000
             Metallurg, Inc.
              Series B,
              Gtd. Sr. Notes
              11.00%, 12/1/07               B3             950        764,750
             National Steel Corp.
              Series D,
              First Mortgage Bonds
              9.875%, 3/1/09                B2             750        303,750
             Sheffield Steel Corp.
              Series B,
              First Mortgage Bonds
              11.50%, 12/1/05              Caa             750        341,250
             WCI Steel, Inc.
              Series B,
              Sr. Secured Notes
              10.00%, 12/1/04               B2             925        661,375
             Weirton Steel Corp.
              Sr. Notes
              11.375%, 7/1/04               B2             500        207,500

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
        (2)  Wheeling-Pittsburg
              Corp.
              Sr. Notes
              9.25%, 11/15/07             Caa3      $      750   $     28,125
                                                                 ------------
             GROUP TOTAL                                            3,629,328
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.5%)
             AEP Industries, Inc.
              Sr. Sub. Notes
              9.875%, 11/15/07              B3             250        213,750
             Amtrol, Inc.
              Sr. Sub. Notes
              10.625%, 12/31/06             B3             400        320,000
             BPC Holding Corp.
              Series B,
              Sr. Secured Notes
              12.50%, 6/15/06             Caa3           1,090        594,200
             Container Corp. of
              America
              Gtd. Sr. Notes
              9.75%, 4/1/03                 B2             500        502,500
        (3)  Crown Packaging
              Enterprises, Ltd.
              Yankee Sr. Secured
              Discount Notes
              0.00%, 8/1/06                 Ca           2,450            245
             Fonda Group, Inc.
              Sr. Sub. Notes
              9.50%, 3/1/07                 B3             750        588,750
             Four M Corp.
              Series B, Sr. Notes
              12.00%, 6/1/06              Caa2             500        482,500
             Gaylord Container Corp.
              Series B, Sr. Notes
              9.75%, 6/15/07              Caa1             700        444,500
             Huntsman Packaging
              Corp.
              Gtd.
              13.00%, 6/1/10                B3             700        392,000
             Owens-Illinois, Inc.
              Sr. Notes
              8.10%, 5/15/07                B1           1,000        545,000
             Radnor Holdings, Inc.
              Series B, Gtd. Sr.
              Notes
              10.00%, 12/1/03               B2             500        428,125
        (1)  Stone Container Finance
              Co.
              Yankee Gtd. Sr. Notes
              11.50%, 8/15/06               B2             530        551,200
                                                                 ------------
             GROUP TOTAL                                            5,062,770
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.9%)
             Abitibi-
              Consolidated, Inc.
              Yankee Bonds
              8.55%, 8/1/10               Baa3             270        272,052
             Ainsworth Lumber Co.,
              Ltd.
              Yankee Sr. Secured
              Notes
              12.50%, 7/15/07               B2           1,900      1,567,500

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             American Tissue, Inc.
              Series B, Gtd.
              12.50%, 7/15/06               B3      $      340   $    273,700
             Color Spot Nurseries
              Sr. Sub. Notes
              10.50%, 12/15/07             Caa           1,000        385,000
        (2)  Crown Paper Co.
              Sr. Sub. Notes
              11.00%, 9/1/05                B3             800         62,000
             Doman Industries, Ltd.
              Yankee Sr. Notes
              8.75%, 3/15/04              Caa1             250        106,250
             QUNO Corp.
              Yankee Sr. Notes
              9.125%, 5/15/05             Baa3             315        329,289
             Repap New
              Brunswick, Inc.
              Yankee Sr. Notes
              10.625%, 4/15/05             Ba2             800        829,000
             Riverwood International
              Corp.
              Gtd. Sr. Notes
              10.875%, 4/1/08             Caa1             900        814,500
             SD Warren Co.
              Debentures
              14.00%, 12/15/06             Ba3             995      1,084,140
                                                                 ------------
             GROUP TOTAL                                            5,723,431
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.4%)
             American Lawyer Media,
              Inc.
              Series B, Gtd.
              9.75%, 12/15/07               B2             450        396,000
             Ampex Corp.
              Series B, Sr. Notes
              12.00%, 3/15/03              N/R             750        375,000
             Earthwatch, Inc.
              Sr. Discount Notes
              13.00%, 7/15/07              N/R             900        634,500
             Hollinger International
              Publishing
              Gtd.
              9.25%, 3/15/07               Ba3           1,000      1,005,000
             Lamar Advertising Co.
              Gtd. Sr. Sub. Notes
              9.625%, 12/1/06               B1             250        258,750
        (3)  Liberty Group
              Publishing, Inc.
              Sr. Discount
              Debentures
              0.00%, 2/1/09                Caa             600        297,000
        (8)  Mentus Media Corp.
              Units
              12.00%, 2/1/03               N/R           1,795        717,832
        (2)  Premier Graphics, Inc.
              Gtd.
              11.50%, 12/1/05             Caa3           1,500         52,500
             Printpack, Inc.
              Series B, Sr. Sub.
              Notes
              10.625%, 8/15/06            Caa1             300        283,500

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Tri-State Outdoor Media
              Group, Inc.
              Sr. Notes
              11.00%, 5/15/08              N/R      $    1,023   $    782,595
                                                                 ------------
             GROUP TOTAL                                            4,802,677
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
REAL ESTATE (0.3%)
             Bluegreen Corp.
              Series B, Gtd. Sr.
              Secured Notes
              10.50%, 4/1/08                B3           1,000        535,000
             EOP Operating, L.P.
              Sr. Notes
              6.375%, 2/15/03             Baa1              65         64,541
                                                                 ------------
             GROUP TOTAL                                              599,541
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (6.8%)
             American Restaurant
              Group, Inc.
              Series B, Gtd.
              Sr. Secured Notes
              11.50%, 2/15/03               B3             674        609,970
             AmeriKing, Inc.
              Sr. Notes
              10.75%, 12/1/06               B3             250        101,250
        (1)  Autotote Corp.
              Gtd.
              12.50%, 8/15/10               B3             865        817,425
             Aztar Corp.
              Sr. Sub. Notes
              8.875%, 5/15/07               B2             500        485,000
             Boyd Gaming Corp.
              Sr. Sub. Notes
              9.50%, 7/15/07                B1             150        133,500
             CapStar Hotel Co.
              Sr. Sub. Notes
              8.75%, 8/15/07               Ba3             375        349,688
             Coast Hotels &
              Casinos, Inc.
              Gtd.
              9.50%, 4/1/09                 B3             500        486,875
        (2)  Fitzgeralds Gaming
              Corp.
              Series B, Gtd. Sr.
              Notes
              12.25%, 12/15/04            Caa3             500        302,500
             Friendly Ice Cream
              Corp.
              Gtd. Sr. Notes
              10.50%, 12/1/07               B3             800        468,000
             HMH Properties
              Series B, Gtd. Sr.
              Notes 7.875%, 8/1/08         Ba2             500        482,500
             Hard Rock Hotel, Inc.
              Sr. Sub. Notes
              9.25%, 4/1/05                Caa           1,400      1,253,000
             Hollywood Park, Inc.
              Series B, Sr. Sub.
              Notes
              9.50%, 8/1/07                 B2             675        685,125

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             Horseshoe Gaming
              Holdings:
              Series B, Sr. Sub.
              Notes
              9.375%, 6/15/07               B2      $      750   $    755,625
             8.625%, 5/15/09                B2             750        737,813
             ITT Corp.
              Notes
              6.75%, 11/15/05              Ba1              45         43,770
             Intrawest Corp.
              Sr. Notes
              9.75%, 8/15/08                B1             250        252,500
             Isle of Capri
              Casinos, Inc.
              Gtd.
              8.75%, 4/15/09                B2             450        400,500
             Lodgian Financing Corp.
              Sr. Sub. Notes
              12.25%, 7/15/09               B3             500        452,500
             MGM Mirage, Inc.
              Gtd.
              8.50%, 9/15/10              Baa3              80         82,471
             Majestic Star Casino,
              LLC
              Series B, Gtd.
              10.875%, 7/1/06               B2             500        432,500
             Mandalay Resort Group
              Sr. Sub. Notes
              9.25%, 12/1/05               Ba3             150        147,000
             Mohegan Tribal Gaming
              Authority
              Sr. Notes
              8.125%, 1/1/06               Ba2             900        906,750
        (1)  Park Place
              Entertainment
              Corp.
              Sr. Sub Notes
              9.375%, 2/15/07              Ba2             500        517,500
             Prime Hospitality Corp.
              Secured First Mortgage
              Notes
              9.25%, 1/15/06               Ba2             850        867,000
             Romacorp, Inc.
              Sr. Notes
              12.00%, 7/1/06                B3             750        372,188
             Station Casinos, Inc.
              Sr. Sub. Notes
              9.75%, 4/15/07                B1           1,400      1,424,500
                                                                 ------------
             GROUP TOTAL                                           13,567,450
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
RETAIL (4.2%)
        (3)  Advance Holdings Corp.
              Series B,
              Debentures
              0.00%, 4/15/09              Caa1           1,500        517,500
             Advance Stores Co.
              Gtd. Sr. Sub. Notes
              10.25%, 4/15/08               B3           1,000        755,000
        (1)  Buhrmann US, Inc.
              Gtd.
              12.25%, 11/1/09               B2             250        252,500

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Dairy Mart Convenience
              Stores, Inc.
              Sr. Sub. Notes
              10.25%, 3/15/04               B3      $      275   $    158,125
             Finlay
              Enterprises, Inc.
              Sr. Debentures
              9.00%, 5/1/08                 B2             400        350,000
             Finlay Fine Jewelry
              Corp.
              Gtd. Sr. Notes
              8.375%, 5/1/08               Ba3           1,050        939,750
        (2)  Flooring America, Inc.
              Series B, Gtd.
              9.25%, 10/15/07                C             518         12,943
             Jo-Ann Stores, Inc.
              Sr. Sub. Notes
              10.375%, 5/1/07               B2             250        151,250
             Kmart Corp.
              Debentures
              7.75%, 10/1/12              Baa3           1,175        843,194
             Levi Strauss & Co.
              Notes
              7.00%, 11/1/06               Ba3           1,000        790,000
        (3)  Mrs. Fields Holding Co.
              Sr. Discount Notes
              0.00%, 12/1/05              Caa2           1,750        813,750
        (1)  Mrs. Fields Original
              Cookies, Inc.
              Gtd. Sr. Notes
              10.125%, 12/1/04              B2           1,650      1,419,000
             Pantry, Inc.
              Sr. Sub. Notes
              10.25%, 10/15/07              B3             550        519,750
             Safelite Glass Corp.
              Series B, Sr. Sub.
              Notes
              9.875%, 12/15/06             N/R           1,500         18,750
             Saks, Inc.:
              Gtd.
              7.00%, 7/15/04              Baa3              90         65,250
             8.25%, 11/15/08              Baa3              80         48,400
             Target Corp.
              Notes
              7.50%, 8/15/10                A2             105        110,908
             Wal-Mart Stores, Inc.:
              Sr. Notes
              6.55%, 8/10/04               Aa2             250        255,745
              6.875%, 8/10/09              Aa2             215        225,189
                                                                 ------------
             GROUP TOTAL                                            8,247,004
                                                                 ------------
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
TELECOMMUNICATIONS (18.2%)
             AT&T Corp.:
              Sr. Discount Notes
              5.625%, 3/15/04               A2              45         43,012
              6.00%, 3/15/09                A2              70         62,478
        (3)  Alamosa PCS
              Holdings, Inc.
              Gtd.
              0.00%, 2/15/10              Caa1             400        188,000
        (1)  Asia Global Crossing,
              Ltd.
              Sr. Notes
              13.375%, 10/15/10             B2           1,000        867,500

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             British Telecom plc
              Notes
              7.625%, 12/15/05              A2      $       50   $     50,649
        (3)  COLT Telecom Group, plc
              Yankee Units
              0.00%, 12/15/06               B1             400        704,000
             COX
              Communications, Inc.
              Notes
              7.75%, 11/1/10              Baa2             215        223,661
        (3)  Call-Net
              Enterprises, Inc.
              Sr. Discount Notes
              0.00%, 5/15/09                B2             500        102,500
             CenturyTel, Inc.
              Sr. Notes
              8.375%, 10/15/10            Baa2              55         57,386
             Colo.Com
              Units
              13.875%, 3/15/10             N/R             400        254,000
             Concentric Network
              Corp.
              Sr. Notes
              12.75%, 12/15/07             N/R             750        641,250
        (3)  DTI Holdings, Inc.
              Units
              0.00%, 3/1/08                N/R           1,850        504,125
             Dobson/Sygnet
              Communications, Co.
              Sr. Notes
              12.25%, 12/15/08              B3           1,300      1,287,000
             Dolphin Telecom plc:
        (3)   Sr. Discount Notes
              0.00%, 6/1/08                Caa             750        108,750
              Series B, Yankee
              Sr. Discount Notes
              14.00%, 5/15/09              Caa             700         80,500
        (3)  e. spire
              Communications, Inc.
              Sr. Discount Notes
              0.00%, 11/1/05               N/R           2,700        715,500
             Exodus
              Communications, Inc.
              Sr. Notes
              11.25%, 7/1/08                B3             550        492,250
        (3)  Focal Communications
              Corp.
              Sr. Discount Notes
              0.00%, 2/15/08                B3           1,400        595,000
        (3)  GST USA, Inc.
              Gtd. Sr. Discount
              Notes
              0.00%, 12/15/05              N/R           1,800        675,000
        (1)  GT Group Telecom, Inc.
              Sr. Discount Notes
              13.25%, 2/1/10              Caa1             300        100,500
             GTE Corp.
              Notes
              7.51%, 4/1/09                 A2             200        207,560
             Global Crossing
              Holdings, Ltd.
              Gtd. Sr. Notes
              9.625%, 5/15/08              Ba2           1,100      1,039,500

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Globalstar, L.P./
              Globalstar
              Capital Corp.:
              Sr. Notes
              10.75%, 11/1/04             Caa1      $    1,000   $    130,000
              11.25%, 6/15/04             Caa1             200         26,000
              11.50%, 6/1/05              Caa1             500         65,000
        (3)  Golden Sky DBS, Inc.
              Series B,
              Sr. Discount Notes
              0.00%, 3/1/07               Caa1             250        162,500
        (3)  Hyperion
              Telecommunications,
              Inc.
              Series B, Sr. Discount
              Notes
              0.00%, 4/15/03                B3             450        317,250
             ICG Holdings, Inc.:
              Gtd. Sr. Discount
              Notes
              13.50%, 9/15/05               Ca             650         74,750
        (3)   0.00%, 5/1/06                 Ca             600         69,000
        (3)   0.00%, 3/15/07                Ca           1,750        159,688
        (3)  ICG Services, Inc.:
              Gtd. Sr. Discount
              Notes
              0.00%, 2/15/08                Ca             500         42,500
              0.00%, 5/1/08                 Ca           1,350        114,750
             ITC Delta Com, Inc.
              Sr. Notes
              11.00%, 6/1/07                B2             259        203,315
             Insight Midwest/Insight
              Capital:
              Sr. Notes
              9.75%, 10/1/09                B1             650        648,375
              10.50%, 11/1/10               B1             500        521,250
        (1)  Interact Operating Co.
              Notes
              14.00%, 8/1/03               N/R             544             54
             Intermedia
              Communications, Inc.
              Sr. Notes
              8.875%, 11/1/07               B2             200        141,000
             KMC Telecom
              Holdings, Inc.
              Sr. Notes
              13.50%, 5/15/09             Caa2             500        137,500
             Level 3
              Communications, Inc.:
              Sr. Notes
              9.125%, 5/1/08                B3           1,050        853,125
        (3)   Sr. Discount Notes
              0.00%, 12/1/08                B3           1,000        545,000
             McLeod USA, Inc.:
        (3)   Sr. Discount Notes
              0.00%, 3/1/07                 B1             800        668,000
              Sr. Notes
              9.25%, 7/15/07                B1             400        368,000
              9.50%, 11/1/08                B1           1,000        915,000
             Metromedia Fiber
              Network, Inc.
              Series B, Sr. Notes
              10.00%, 11/15/08              B2             500        417,500

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             Metromedia
              International
              Group, Inc.
              Series B, Sr. Discount
              Notes
              10.50%, 9/30/07              N/R      $    2,635   $  1,238,256
        (3)  MetroNet Communications
              Corp.:
              Sr. Discount Notes
              0.00%, 11/1/07              Baa3           1,100        980,463
              0.00%, 6/15/08              Baa3           1,000        811,790
             Microcell
              Telecommunications, Inc.
              Series B, Yankee
              Sr. Discount Notes
              14.00%, 6/1/06                B3             470        451,200
        (3)  Millicom International
              Cellular
              Yankee Sr. Sub.
              Discount Notes
              0.00%, 6/1/06               Caa1             850        671,500
             NEXTLINK
              Communications, Inc.:
        (3)   Sr. Discount Notes
              0.00%, 4/15/08                B2           1,700        892,500
              Sr. Notes
              12.50%, 4/15/06               B2             350        316,750
              10.75%, 11/15/08              B2             500        415,000
        (3)  Nextel Communications,
              Inc.
              Sr. Discount Notes
              0.00%, 2/15/08                B1           1,680      1,230,600
             Orange plc
              Sr. Notes
              9.00%, 6/1/09                 A1             100        103,250
             Orbital Imaging Corp.
              Series B, Sr. Notes
              11.625%, 3/1/05              N/R             500         77,500
             Orion Network
              Systems, Inc.
              Gtd. Sr. Notes
              11.25%, 1/15/07               B2             500        207,500
             PSINet, Inc.
              Sr. Notes
              11.50%, 11/1/08               B3           1,050        288,750
        (3)  Pagemart
              Nationwide, Inc.
              Sr. Discount Notes
              0.00%, 2/1/05                 B3           1,750      1,233,750
        (1)  Pegasus Communications
              Corp.
              Series B, Sr. Notes
              12.50%, 8/1/07                B3             750        772,500
        (3)  Qwest Communications
              International, Inc.
              Sr. Discount Notes
              0.00%, 10/15/07             Baa1           1,100      1,008,983
             RCN Corp.:
        (3)   Series B, Sr. Discount
              Notes
              0.00%, 2/15/08                B3             900        292,500
             Sr. Notes
              10.125%, 1/15/10              B3      $      500   $    257,500

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             RSL Communications plc:
              Yankee Gtd. Sr. Notes
              9.125%, 3/1/08              Caa3             200          9,000
              10.50%, 11/15/08            Caa3             250         17,500
              7.875, 11/15/09             Caa3           1,100         77,000
             Rhythms
              Netconnections, Inc.:
              Sr. Notes
              12.75%, 4/15/09               B3             250         63,750
        (3)   Series B, Sr. Discount
              Notes
              0.00%, 5/15/08              Caa1           1,500        187,500
             Rogers Cablesystems,
              Ltd.
              Series B,
              Yankee Sr. Secured 2nd
              Priority Notes
              10.00%, 3/15/05             Baa3             250        265,000
             Rogers Cantel, Inc.
              Yankee Sr. Secured
              Debentures
              9.375%, 6/1/08              Baa3             350        362,250
             Sprint Capital Corp.
              Medium Term Notes
              6.50%, 11/15/01             Baa1             300        300,722
             Sprint Spectrum L.P./
              Sprint Spectrum
              Finance
              Corp.
              Sr. Notes
              11.00%, 8/15/06             Baa2           1,500      1,609,649
             Star Choice
              Communications,
              Inc.
              Yankee Sr. Notes
              13.00%, 12/15/05              B3             500        528,125
             Startec Global
              Communications
              Corp.
              Units
              12.00%, 5/15/08              N/R             750        452,813
             Telesystem
              International
              Wireless
              Series B,
              Sr. Discount Notes
              13.25%, 6/30/07             Caa1             500        250,000
             Teligent, Inc.
              Sr. Notes
              11.50%, 12/1/07             Caa1             650         87,750
     (1)(3)  Tritel PCS, Inc.
              Sr. Discount Notes
              0.00%, 5/15/09                B3             500        345,000
        (3)  Triton PCS, Inc.
              Gtd.
              0.00%, 5/1/08                 B3             800        636,000
        (3)  US Unwired, Inc.
              Series B, Gtd.
              0.00%, 11/1/09              Caa1             700        322,000
             Viatel, Inc.:
              Sr. Notes
              11.25%, 4/15/08             Caa1             850        259,250
        (1)  11.50%, 3/15/09                B3           1,000        310,000

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             VoiceStream Wireless
              Sr. Notes
              10.375%, 11/1/09              B2      $      700   $    753,375
             Western Wireless Corp.
              Sr. Sub. Notes
              10.50%, 2/1/07                B1             350        362,688
             Williams Communications
              Group, Inc.:
              Sr. Notes
              10.70%, 10/1/07               B2             400        310,000
              10.875%, 10/1/09              B2             500        375,000
             Winstar Communications,
              Inc.
              Sr. Notes
              12.75%, 4/15/10               B3             750        498,750
             Worldcom, Inc.
              Sr. Notes
              7.55%, 4/1/04                 A3             110        110,386
        (1)  Worldwide Fiber, Inc.
              Sr. Notes
              12.00%, 8/1/09                B3             800        600,000
                                                                 ------------
             GROUP TOTAL                                           35,923,478
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.8%)
             Galey & Lord
              Gtd.
              9.125%, 3/1/08                Ca             750        408,750
             Phillips-Van Heusen
              Corp.
              Sr. Sub. Notes
              9.50%, 5/1/08                 B1             800        748,000
        (2)  Pillowtex Corp.
              Gtd. Sr. Sub. Notes
              10.00%, 11/15/06              B2             500         22,500
             Simmons Co.
              Series B, Sr. Sub.
              Notes
              10.25%, 3/15/09               B3             650        604,500
             Tropical Sportswear
              International
              Series A, Gtd.
              11.00%, 6/15/08               B3             750        641,250
             Westpoint
              Stevens, Inc.
              Sr. Notes
              7.875%, 6/15/05               B1             750        562,500
             William Carter Co.
              Series A,
              Sr. Sub. Notes
              10.375%, 12/1/06              B3             500        487,500
                                                                 ------------
             GROUP TOTAL                                            3,475,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.2%)
             AirTran Airlines, Inc.
              Yankee Sr. Notes
              10.50%, 4/15/01               B2           1,000        990,000
             First Wave
              Marine, Inc.
              Gtd. Sr. Notes
              11.00%, 2/1/08                B3           1,000        222,500
     (2)(6)  Golden Ocean Group,
              Ltd.
              Gtd. Sr. Notes
              10.00%, 8/31/01              N/R           1,148        186,550

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Norfolk Southern Corp.
              Notes
              7.875%, 2/15/04             Baa1      $      260   $    270,050
        (2)  Pegasus Shipping
              (Hellas),
              Ltd.
              Series A, First
              Preferred
              Ship Mortgage Notes
              11.875%, 11/15/04             B3             300        106,500
             Sea Containers, Ltd.
              Yankee Sr. Notes
              10.75%, 10/15/06             Ba3             500        363,750
             Trans World
              Airlines, Inc.
              Sr. Notes
              11.375%, 3/1/06             Caa1           1,500        292,500
                                                                 ------------
             GROUP TOTAL                                            2,431,850
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $242,135,233)                                             172,739,452
                                                                 ------------
-----------------------------------------------------------------------------
GOVERNMENT & AGENCY SECURITIES (0.5%)
-----------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.2%)
             STRIPS, Series H,
              Class 2
              11.50%, 5/1/09               Aaa             416        458,185
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.0%)
             Various Pools:
              10.50%, 9/15/15              Aaa              33         35,444
              10.50%, 12/15/15             Aaa               3          3,304
              10.50%, 3/15/16              Aaa              25         26,958
              10.50%, 8/15/16              Aaa              33         35,863
                                                                 ------------
             GROUP TOTAL                                              101,569
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (0.3%)
              5.75%, 10/31/02              Aaa              10         10,093
              5.75%, 8/15/10               Aaa             220        230,639
              7.25%, 5/15/04               Aaa             230        244,886
                                                                 ------------
             GROUP TOTAL                                              485,618
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $1,000,368)                                                 1,045,372
                                                                 ------------
-----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.0%)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
             Aames Mortgage Trust
              Series 00-1, Class A
              4F
              7.76%, 1/25/29               Aaa             135        139,198
             Commercial Mortgage
              Asset Trust
              Series 1999, Class A3
              6.64%, 9/17/10               Aaa             310        318,004
             Conseco Finance
              2000-D A4
              8.17%, 12/15/25              Aaa              85         89,677

    The accompanying notes are an integral part of the financial statements.

                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
-----------------------------------------------------------------------------
             First Union
              Series 1997, Class 1
              7.38%, 4/18/29               Aaa      $       85   $     89,631
             GMAC Commercial
              Mortgage
              Securities, Inc.:
              6.853%, 9/15/06              Aaa              80         81,778
              6.945%, 9/15/33              Aaa             550        567,286
        (7)  Korea Asset Funding
              Ltd.
              Series 2000-1A,
              Class 1
              8.8912%, 2/10/09            Baa2              50         49,187
             Nomura Asset Securities
              Corp.
              Series 1998-D6,
              Class A1B6
              6.59%, 3/17/28               Aaa             310        313,410
             Salomon Brothers
              Mortgage
              Securities VII
              Series 2000-C3,
              Class A2
              6.592%, 10/18/10             Aaa             280        282,059
-----------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,903,022)                                                 1,930,230
                                                                 ------------
-----------------------------------------------------------------------------
ASSET BACKED OBLIGATIONS (1.4%)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
             Chase Credit
              Card Master Trust
              Series 1999-3,
              Class A
              6.66%, 1/15/07               Aaa             420        430,273
        (1)  Constellation Finance,
              LLC
              Series 1997-1,
              Class 1
              9.80%, 12/15/02              N/R             250        232,500
             Contimortgage Home
              Equity Loan Trust
              7.22%, 1/15/28               Aaa             125        126,889
             Green Tree
              Recreational,
              Equipment & Consumer
              Trust, Consumer
              Products &
              Equipment Retail
              Installment
              Sale Contracts
              Series 1997-C,
              Class A-1,
              6.49%, 2/15/18               N/R             288        290,217
             MBNA Master
              Credit Card Trust:
              Series 1999-G,
              Class A
              6.35%, 12/15/06              Aaa             130        132,205
              Series 1997-I,
              Class A
              6.55%, 1/15/07               Aaa             160        163,766
             Peco Energy Transition
              Trust:
              Series 1999-A,
              Class A7
              6.13%, 3/1/09                Aaa             335        336,989
              Series 2000-A,
              Class A4
              7.65%, 3/1/10                Aaa             290        309,646

-----------------------------------------------------------------------------
                                        Moody's        Face
                                        Ratings       Amount        Value
                                      (Unaudited)     (000)       (Note A-1)
             Prudential Securities
              Secured Financing
              Corp.
              Series 1999-C2,
              Class A2
              7.193%, 4/15/09              Aaa      $      385   $    402,836
             Residential Asset
              Securities Corp.
              Series 1999-KS3,
              Class AI2
              7.075%, 9/25/20              Aaa             125        125,742
             UCFC Home Equity Loan:
              Series 1996-B1,
              Class A7
              8.20%, 9/15/27               Aaa             110        112,183
             Series 1998-A,
              Class A7
              6.87%, 7/15/29               Aaa              50         48,635
-----------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $2,668,771)                                                 2,711,881
                                                                 ------------
-----------------------------------------------------------------------------

                                                   Shares/
                                                    Units
--------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.1%)
--------------------------------------------------------------------------
-----------------
AUTOMOTIVE (0.0%)
      (4)  Safety Components
            International, Inc.                     500,000         62,500
                                                              ------------
--------------------------------------------------------------------------
-----------------
CABLE (0.0%)
   (1)(4)  OpTel, Inc.                                1,000             10
                                                              ------------
--------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (4)  Crown Packaging Enterprises, Ltd.        253,746          2,538
                                                              ------------
--------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.1%)
   (4)(6)  Premier Cruises, Ltd.                     66,653        174,964
                                                              ------------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (4)(6)  Westfed Holdings, Inc.
            Class B (acquired 9/20/88, cost
            $383)                                    12,670              0
                                                              ------------
--------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.0%)
           Aurora Foods, Inc.                        15,940         38,854
      (4)  Specialty Foods Corp.                     30,000            300
                                                              ------------
           GROUP TOTAL                                              39,154
                                                              ------------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (4)  Sheffield Steel Corp.                      6,250             63
                                                              ------------
--------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
   (1)(4)  Mail-Well, Inc.                           21,306         91,882
                                                              ------------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
   (1)(4)  Motels of America, Inc.                      500          3,500
                                                              ------------
--------------------------------------------------------------------------
-----------------
RETAIL (0.5%)
      (4)  Pathmark Stores, Inc.                     58,681        968,237
                                                              ------------
--------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                   Shares/       Value
                                                    Units      (Note A-1)
--------------------------------------------------------------------------
TELECOMMUNICATIONS (0.4%)
      (4)  CompleTel Europe N.V.                     32,500   $    115,781
      (4)  e. spire Communications, Inc.             28,337         14,169
      (4)  Intermedia Communications, Inc.            8,450         60,734
      (4)  Loral Space & Communications, Co.            302            962
   (1)(4)  Spanish Broadcasting System, Inc.
            Class B                                 107,100        528,806
      (4)  UnitedGlobalCom, Inc.
            Class A                                   2,058         28,040
      (4)  Viatel, Inc.                                 182            677
                                                              ------------
           GROUP TOTAL                                             749,169
                                                              ------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,560,707)                                              2,092,017
                                                              ------------
--------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (2.6%)
--------------------------------------------------------------------------
-----------------
BROADCASTING (0.5%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                     150         73,688
      (4)  Pegasus Communications Corp.:
            12.75% Cum. Exchangeable,
      (8)  Series A                                     110        102,987
            Units                                       250        253,062
   (4)(8)  Source Media, Inc.
            13.50% Units                             81,911        450,511
                                                              ------------
           GROUP TOTAL                                             880,248
                                                              ------------
--------------------------------------------------------------------------
-----------------
CABLE (0.5%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B           5,000        446,250
      (4)  DIVA Systems Corp.
            Series D                                 56,913        455,304
      (8)  NTL, Inc.
            13% Exchangeable, Series B                    1            418
                                                              ------------
           GROUP TOTAL                                             901,972
                                                              ------------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.1%)
      (1)  Deutsche Bank Capital Funding Tr I
            7.872% Non-cumulated                    120,000        118,594
           Lehman Brothers Holdings:
            5.67%                                     1,100         44,138
            5.94%, Series C                             500         21,000
   (5)(6)  Westfed Holdings, Inc.
            Class A (aquired 9/20/88-6/18/93,
            cost
            $3,611,992)                              42,759         42,759
                                                              ------------
           GROUP TOTAL                                             226,491
                                                              ------------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
(1)(4)(8)  International Utility
            Structures, Inc.:
            13% Units                                   150         82,875
            14% Units                                    39          2,457
                                                              ------------
           GROUP TOTAL                                              85,332
                                                              ------------
--------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
           Earthwatch, Inc.
            8.50% Convertible Preferred              45,123         11,281
                                                   Shares/       Value
                                                    Units      (Note A-1)
--------------------------------------------------------------------------
      (4)  Interact Electronic Marketing
            14% Conv. Preferred                         950   $     57,000
           Primedia, Inc.
            10% Cum. Exchangeable, Series D           5,000        411,250
                                                              ------------
           GROUP TOTAL                                             479,531
                                                              ------------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
      (8)  AmeriKing, Inc.
            13% Cum. Exchangeable                    24,215         30,269
                                                              ------------
--------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
      (8)  e. spire Communications, Inc.
            12.75%                                      359         26,027
           Intermedia Communications, Inc.:
            13.50% E4xchangeable, Series B              396         99,000
      (8)   7% Jr. Convertible, Series E             44,000        434,500
           Nextel Communications, Inc.
            13% Exchangeable, Series D                1,203      1,163,902
      (8)  Rural Cellular Corp.
            11.375% Sr. Exchangeable                    326        261,615
      (8)  XO Communications, Inc.
            14%                                      15,913        481,368
                                                              ------------
           GROUP TOTAL                                           2,466,412
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $11,827,159)                                             5,070,255
                                                              ------------
--------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
           Abraxas Petroleum Corp.
            expiring 11/1/04                         92,408         11,551
           Terex Corp.
            expiring 5/15/02                          6,000         84,000
--------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                         95,551
                                                              ------------
--------------------------------------------------------------------------
-----------------
WARRANTS (0.6%)
--------------------------------------------------------------------------
      (4)  Ampex Corp.
            expiring 3/15/03                         25,500            255
   (4)(6)  Arcadia Financial Ltd.
            expiring 3/15/07                            475              0
   (1)(4)  Australis Holdings Pty. Ltd.
            expiring 10/30/01                         2,250             22
      (4)  CHC Helicopter Corp.
            expiring 12/15/00                         6,000         21,000
      (4)  Crown Packaging
            Holdings, Ltd.
            expiring 11/1/03                          2,000             20
   (1)(4)  DIVA Systems Corp.:
            expiring 5/15/06                          1,925        885,500
            expiring 3/1/08                           9,225         73,800
   (1)(4)  DTI Holdings, Inc.
            expiring 3/1/08                           9,250          1,110
      (4)  Dairy Mart Convenience
            Stores, Inc.
            expiring 12/1/01                         11,665          4,083
      (4)  Dayton Superior Corp.
            expiring 6/15/09                          1,000         20,000

    The accompanying notes are an integral part of the financial statements.

                                                   Shares/       Value
                                                    Units      (Note A-1)
--------------------------------------------------------------------------
      (4)  Decrane Aircraft Holdings
            expiring 9/30/08                            800   $        800
      (4)  GT Group Telecom, Inc.
            expiring 2/1/10                             300         15,000
   (4)(6)  Golden Ocean Group, Ltd.
            expiring 8/31/01                          1,032              0
      (4)  HF Holdings Inc.
            expiring 9/27/09                          9,752             98
      (4)  Interact Electronic Marketing
            expiring 12/31/09                           950              9
   (1)(4)  Interact Systems, Inc.
            expiring 8/1/03                             750              0
      (4)  Isle of Capri Casinos, Inc.
            expiring 5/3/01                           2,646            357
   (1)(4)  Key Energy Services
            expiring 1/15/09                          1,250         62,500
      (4)  McCaw International, Ltd.
            expiring 4/15/07                          1,000         25,000
   (1)(4)  Mentus Media Corp.
            expiring 2/1/08                           3,757             38
   (1)(4)  Mrs. Fields Holding
            expiring 12/1/05                          1,750         17,500
   (4)(6)  PLD Telekom, Inc.
            expiring 6/1/06                           1,610         16,100
      (4)  Pliant Corp.
            expiring 6/1/10                             700          7,088
      (4)  Source Media, Inc.
            expiring 11/1/07                         30,731         30,731
   (1)(4)  Star Choice Communications, Inc.
            expiring 12/5/05                         11,580         92,640
      (4)  Startec Global Communications Corp.
            expiring 5/15/08                            750            487
      (4)  USN Communications, Inc.
            expiring 8/15/04                          7,600              0
      (4)  Wright Medical Technology
            expiring 6/30/03                            618              0
--------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,614,261)                                              1,274,138
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $262,709,521)                                          186,958,896
                                                              ------------
--------------------------------------------------------------------------

                                      Moody's         Face
                                      Ratings        Amount
                                    (Unaudited)      (000)
-----------------------------------------------------------------------------
FOREIGN SECURITIES (1.1%)
-----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.0%)
-----------------------------------------------------------------------------
-----------------
NETHERLANDS (0.6%)
           CompleTel Europe N.V.
            Yankee Gtd.
            0.00%, 2/15/09             Caa1          USD  $650        325,000
                                      Moody's         Face
                                      Ratings        Amount         Value
                                    (Unaudited)      (000)        (Note A-1)
-----------------------------------------------------------------------------
           Hermes Europe
            Railtel B.V.
            Yankee Sr. Notes
            11.50%, 8/15/07              B3         USD $1,000   $    415,000
      (1)  United Pan-Europe
            Communications N.V.
            Sr. Notes
            10.875%, 8/1/09              B2          USD   850        548,250
                                                                 ------------
           GROUP TOTAL                                              1,288,250
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
POLAND (0.4%)
      (1)  PTC International
            Finance B.V.
            Yankee Gtd.
            10.75%, 7/1/07               B2          USD   350        256,375
           PTC International
            Finance II SA
            Yankee Gtd.
            11.25%, 12/1/09              B2          USD   500        477,500
                                                                 ------------
           GROUP TOTAL                                                733,875
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,057,225)                                                 2,022,125
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (0.1%)
-----------------------------------------------------------------------------
-----------------
ARGENTINA (0.1%)
      (3)  Republic of Argentina:
            Series B, Gtd.
            0.00%, 4/15/01              Ba3          USD   125        119,844
            Gtd.
            0.00%, 10/15/04             Ba3          USD    95         62,225
                                                                 ------------
           GROUP TOTAL                                                182,069
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
POLAND (0.0%)
           Republic of Poland
            Bonds
            3.75%, 10/27/24            Baa1          USD   140         96,600
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $272,805)                                                     278,669
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $2,330,030)                                                 2,300,794
                                                                 ------------
-----------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

                                                                    Value
                                                                  (Note A-1)
-----------------------------------------------------------------------------
TIME DEPOSITS (1.4%)
      Wachovia Bank Grand Cayman, 5.00%, 1/02/01
        (Cost $2,726,000)                                        $  2,726,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (97.0%)
  (Cost $267,765,551)                                             191,985,690
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)
                                                                    5,831,314
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 34,708,369 issued and outstanding
            $.001 par value shares (authorized 100,000,000
            shares)                                              $197,817,004
                                                                 ============
=============================================================================

N/R--Not Rated
STRIPS--Separate Trading of Registered Interest and Principal Securities.
(1)  144A Security. Certain conditions for public sale may exist.
(2)  Defaulted security.
(3) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(4)  Non-income producing security.
(5) Restricted as to private and public resale. Total cost of restricted securities at December 31, 2000 aggregated $3,611,992. Total market value of restricted securities owned at December 31, 2000 was $42,579 or 0.02% of net assets.
(6) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors or their designees.
(7) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at December 31, 2000.
(8)  Payment in kind bond. Market value includes accrued interest.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
                                          December 31, 2000
-----------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $267,765,551) (Note A-1)....       $191,985,690
    Receivables:
      Dividend and Interest Receivable
       (Note A-4).......................          6,212,535
      Other Assets......................             24,695
-----------------------------------------------------------
        Total Assets....................        198,222,920
-----------------------------------------------------------
LIABILITIES:
      Investment Advisory Fees (Note
       B)...............................            258,798
      Professional Fees.................             45,581
      Shareholders' Reports.............             44,798
      Administrative Fees (Note C)......             27,000
      Custodian Fees....................             15,575
      Directors' Fees...................                750
      Other Liabilities.................             13,414
-----------------------------------------------------------
        Total Liabilities...............            405,916
-----------------------------------------------------------
NET ASSETS..............................       $197,817,004
                                         ==================
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...        $    34,708
    Capital Paid in Excess of Par
     Value..............................        288,994,680
    Distribution in Excess of Net
     Investment Income..................            (61,160)
    Accumulated Net Realized Loss.......        (15,371,363)
    Unrealized Depreciation on
     Investments........................        (75,779,861)
                                         ------------------
NET ASSETS APPLICABLE TO 34,708,369
  ISSUED AND OUTSTANDING SHARES
  (AUTHORIZED 100,000,000 SHARES).......       $197,817,004
                                         ==================
NET ASSET VALUE PER SHARE...............        $      5.70
===========================================================

STATEMENT OF OPERATIONS
                                         Year Ended
                                  December 31, 2000
---------------------------------------------------
INVESTMENT INCOME:
    Interest (Note A-4).........     $ 24,488,930
    Dividends (Note A-4)........          528,610
---------------------------------------------------
      Total Income..............       25,017,540
---------------------------------------------------
EXPENSES:
    Investment Advisory Fees
     (Note B)...................        1,148,861
    Administrative Fees (Note
     C).........................          170,550
    Shareholders' Reports.......          143,814
    Custodian Fees..............           91,182
    Shareholder Servicing
     Fees.......................           73,001
    Professional Fees...........           68,699
    Directors' Fees and
     Expenses...................           43,419
    Other.......................           61,342
---------------------------------------------------
      Total Expenses............        1,800,868
---------------------------------------------------
        Net Investment Income...       23,216,672
---------------------------------------------------
NET REALIZED LOSS:
    Investments.................       (4,981,733)
    Foreign Currency............          (50,319)
---------------------------------------------------
      Total Net Realized Loss...       (5,032,052)
---------------------------------------------------
CHANGE IN UNREALIZED
  DEPRECIATION ON INVESTMENTS...      (48,839,274)
---------------------------------------------------
Net Realized Loss and Change in
  Unrealized Depreciation.......      (53,871,326)
---------------------------------------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.....     ($30,654,654)
===================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                     Year Ended          Year Ended
                                                              December 31, 2000   December 31, 1999
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income...................................       $ 23,216,672        $ 25,914,757
    Net Realized (Loss) on Investments......................         (5,032,052)         (5,299,393)
    Change in Unrealized (Depreciation) on Investments......        (48,839,274)        (10,358,673)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................        (30,654,654)         10,256,691
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income...................................        (26,385,297)        (24,985,674)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Common Stock Issued through Reinvestment of
     Distributions (10,356 shares)..........................                 --              78,652
---------------------------------------------------------------------------------------------------
    Total Decrease in Net Assets............................        (57,039,951)        (14,650,331)
---------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Year.......................................        254,856,955         269,507,286
---------------------------------------------------------------------------------------------------
    End of Year (Including distribution in
     excess/undistributed net investment income of ($61,160)
     and $2,296,006, respectively)..........................       $197,817,004        $254,856,955
===================================================================================================

                   FINANCIAL HIGHLIGHTS
                                                                                     Year Ended December 31,
                                                                 ----------------------------------------------------------------
             PER SHARE OPERATING PERFORMANCE:                        2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.........................       $  7.34       $  7.77       $  8.44       $  8.12       $  8.63
---------------------------------------------------------------------------------------------------------------------------------
    Offering Costs.........................................            --            --            --            --         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
    Net Investment Income..................................          0.67          0.75          0.71          0.69          0.75
    Net Realized and Unrealized Gain (Loss) on
     Investments...........................................         (1.55)        (0.46)        (0.66)         0.39          0.18
---------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Activities.....................         (0.88)         0.29          0.05          1.08          0.93
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
    Net Investment Income..................................         (0.76)        (0.72)        (0.72)        (0.76)        (0.90)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to Shares Issued through
 Rights Offering...........................................            --            --            --            --         (0.52)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR...............................       $  5.70       $  7.34       $  7.77       $  8.44       $  8.12
=================================================================================================================================
PER SHARE MARKET VALUE, END OF YEAR........................       $  5.56       $  6.06       $  7.56       $  8.75       $  7.63
=================================================================================================================================
TOTAL INVESMENT RETURN:
    Net Asset Value (1)....................................        (12.37)%        4.50%         0.47%        14.03%        10.59%*
    Market Value...........................................          3.55%       (11.32)%       (5.68)%       25.90%        10.05%*
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
=================================================================================================================================
Net Assets, End of Year (Thousands)........................      $197,817      $254,857      $269,507      $291,959      $280,634
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets Including Expense
 Offsets                                                             0.78%         0.78%         0.81%         0.84%         0.94%
Ratio of Expenses to Average Net Assets....................          0.78%         0.78%         0.81%         0.84%         0.95%
Ratio of Net Investment Income to Average Net Assets.......         10.10%         9.90%         8.59%         8.47%         9.23%
Portfolio Turnover Rate....................................          39.1%         43.5%         84.7%         97.7%         81.0%
---------------------------------------------------------------------------------------------------------------------------------

   *  Adjusted for Rights Offering.
 (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

      Note: Current period permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

------------

Credit Suisse Asset Management Income Fund, Inc., (the "Fund"), was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek current income through investments primarily in debt securities.

A. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

1. SECURITY VALUATION: Market values for fixed income securities are valued at the latest quoted bid price in the over-the-counter market. However, fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Other securities listed on an exchange are valued at the latest quoted sales prices on the day of valuation or if there was no sale on such day, the last bid price quoted on such day. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Securities for which market quotations are not readily available (including restricted investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors. Such securities have a value of $432,828 (or 0.22% of net assets) at December 31, 2000. In determining fair value, consideration is given to cost, operating and other financial data.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis. Discounts on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

5. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

6. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gains distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are principally due to timing of the recognition of defaulted bond interest.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and paid in capital.

7. CHANGE IN ACCOUNTING PRINCIPLE: Effective January 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

   The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

B. Credit Suisse Asset Management, LLC, (the "Adviser"), provides investment advisory services to the Fund under the terms of an Advisory Agreement. Under the Advisory Agreement, the Adviser is paid a fee, computed weekly and payable quarterly at an annual rate of .50% of average weekly net assets.

C. Brown Brothers Harriman & Co. ("BBH&Co."), provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

Fleet National Bank provides transfer agent services to the Fund. Under the Transfer Agent Agreement, Fleet National Bank is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund is charged certain out-of-pocket expenses by Fleet National Bank.

D. Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $41,734,453 and $50,593,281 respectively, for the year ended December 31, 2000. Purchases and sales of U.S. government and government agency securities aggregated $44,420,765 and $47,296,835, respectively, for the year ended December 31, 2000.

At December 31, 2000, the cost of investments for Federal income tax purposes was $267,778,707. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $75,793,017 of which $6,065,845 related to appreciated securities and $81,858,862 related to depreciated securities.

At December 31, 2000, the Fund had a capital loss carryforward of $10,803,151 available to offset future capital gains of which $2,261,380, $6,205,825 and $2,335,946 will expire on December 31, 2003, 2007 and 2008, respectively. In addition, the fund had a capital loss carryforward of approximately $3,830,000 that expired in the current year.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from November 1, 2000 to December 31, 2000 the Fund incurred and elected to defer until January 1, 2001 for U.S. Federal income tax purposes a net capital loss of $4,555,056.

E. At December 31, 2000, 77.4% of the Fund's net assets comprised high yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

At December 31, 2000, 0.9% of the Fund's net assets comprised foreign currency denominated fixed income securities. Changes in currency exchange rates will affect the value and net investment income from such securities.

F. The Fund's Board of Directors has approved a share repurchase program authorizing the Fund from time to time to make open-market purchases on the New York Stock Exchange of up to 10 percent of the Fund's shares outstanding as of December 11, 1990. There were no repurchases of shares during the year ended December 31, 2000.

G. The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

H. The Fund, together with other Funds advised by CSAM, LLC have established a $350 million committed, and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal Funds rate plus .50%. At December 31, 2000, there were NO loans outstanding for the Fund. During the year ended December 31, 2000 there were no borrowings on this line of credit.

I. SUBSEQUENT EVENTS: On February 21, 2001, the Fund's Board of Directors approved a reorganization of the Fund and Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("CGF") in which the Fund will acquire all the assets of CGF in exchange for Fund shares and the assumption by the Fund of all the liabilities of CGF on the closing date of the reorganization. As a result of the reorganization, each shareholder of CGF would receive that number of Fund shares (plus cash in lieu of fractional shares), having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares as of the close of business on the closing of the reorganization. Consummation of the reorganization is subject to a number of conditions, including approval by the shareholders of the Fund and CGF at meetings currently scheduled to be held on May 1, 2001. The Board of Directors of the Fund has adopted a non-fundamental investment policy that the Fund, under normal market conditions, may invest up to 35% of its net assets in emerging market debt securities. The Board of Directors has also accepted a proposal by the Fund's investment adviser to re-deploy the Fund's investment-grade debt securities portfolio (up to 15% of the Fund's net assets) in emerging market debt securities. Both actions were effective immediately.

             SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                                           AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS
                                                                         THREE MONTHS ENDED
                                   ----------------------------------------------------------------------------------------------
                                      MARCH 31, 2000         JUNE 30, 2000         SEPTEMBER 30, 2000        DECEMBER 31, 2000
                                   --------------------   --------------------   -----------------------   ----------------------
Investment Income................  $ 6,316       $ 0.18   $ 6,148       $ 0.18   $  5,854         $ 0.17   $ 6,699         $ 0.19
Net Investment Income............    5,818         0.17     5,676         0.16      5,396           0.16     6,326           0.18
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation (Depreciation) on
 Investments and Foreign
 Currency........................   (8,644)       (0.25)  (10,527)       (0.30)   (11,957)         (0.34)  (22,743)         (0.66)
Net Decrease in Net Assets
 Resulting from Operations.......   (2,826)       (0.08)   (4,851)       (0.14)    (6,561)         (0.19)  (16,417)         (0.47)

                                      MARCH 31, 1999         JUNE 30, 1999         SEPTEMBER 30, 1999        DECEMBER 31, 1999
                                   --------------------   --------------------   -----------------------   ----------------------
Investment Income................  $ 6,573       $ 0.19   $ 6,817       $ 0.20   $  6,931         $ 0.20   $ 7,634         $ 0.22
Net Investment Income............    6,085         0.18     6,359         0.18      6,420           0.18     7,051           0.21
Net Realized Gain (Loss) and
 Change in Unrealized
 Appreciation (Depreciation) on
 Investments and Foreign
 Currency........................   (2,250)       (0.07)   (5,495)       (0.16)    (9,201)         (0.26)    1,288           0.03
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations......................    3,835         0.11       864         0.02     (2,781)         (0.08)    8,339           0.24

                         SUPPLEMENTAL PROXY INFORMATION

The Annual Meeting of the Stockholders of the Credit Suisse Asset Management Income Fund, Inc. was held on Monday, May 8, 2000 at the offices of Credit Suisse Asset Management, LLC 466 Lexington Avenue, New York City. The following is a summary of each proposal presented and the total number of shares voted:

PROPOSAL                                                            VOTES FOR    VOTES WITHHELD
--------                                                            ----------   --------------
1.    To elect the following four Directors:
      Enrique R. Arzac                                              31,775,455       521,707
      Lawrence J. Fox                                               31,800,047       497,115
      James S. Pasman, Jr.                                          31,757,869       539,293
      William W. Priest, Jr.                                        31,785,574       511,588

                                                                                   VOTES       VOTES
                                                                    VOTES FOR     AGAINST    ABSTAINED
                                                                    ----------   ---------   ---------
2.    At the Meeting, the ratification of the selection of
      PricewaterhouseCoopers LLP as the Fund's independent public accountants for the fiscal year ending December 31, 2000
      was approved by the following vote:                           31,856,363     191,561    249,238

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by Fleet National Bank, not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). Fleet National Bank will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

    Fleet National Bank, as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: Fleet National Bank, InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

        4946-AR-00